Income Taxes (Tables)	12 Months Ended
Jul. 31, 2022
Income taxes paid (refund) [abstract]
Schedule of components of income tax expense
	July 31, 2022	July 31, 2021
	$	$
Current tax for the year	89	22
Adjustments of previous years	(80)	-
Total	9	22

Schedule of deferred income tax expense (recovery)
	July 31, 2022	July 31, 2021
	$	$
Origination and reversal of temporary differences	(215,230)	(14,659)
Difference between statutory tax rate and deferred tax rate	4,843	(249)
Change in temporary difference for which no deferred tax assets are recorded	171,565	14,489
Deferred income tax (recovery)	(38,822)	(419)

Schedule of income tax rate reconciliation
	July 31, 2022	July 31, 2021
Expected tax rate	26.50%	26.50%
	$	$
Earnings before income taxes	(1,112,421)	(115,159)
Expected tax benefit resulting from loss	(294,791)	(30,517)

Adjustments for the following items:
Tax rate differences	4,843	(652)
Permanent differences	96,743	8,696
Change in temporary differences for which no tax assets are recorded	154,392	22,076
	(38,813)	(397)

Schedule of reconciliation of deferred tax assets and liabilities
	Opening	Recognized	Business	Recognized	Business	Ending
	August 1, 2021	in income	Combination	in equity	Deconsolidation	July 31, 2022
	$	$	$	$	$	$
Taxable temporary differences	(5,017)	7,944	(7,001)	(6,825)	3,254	(7,645)
Biological assets	(606)	(472)	(1,974)	-	-	(3,052)
Inventory	(10,850)	3,342	(4,185)	-	10,039	(1,654)
Loss carryforward	28,693	(5,027)	4,248	-	(22,974)	4,940
Financing costs	-	(337)	337	-	-	-
Intangible assets	(12,356)	33,372	(52,278)	-	9,828	(21,434)
Net deferred tax asset (liability)	(136)	38,822	(60,853)	(6,825)	147	(28,845)
	Opening	Recognize	Business	Recognized in	Ending
	August 1, 2020	in income	Combination	equity	July 31, 2021
	$	$	$	$	$
Taxable temporary differences	10,415	(14,701)	(310)	(421)	(5,017)
Biological assets	(1,330)	724	-	-	(606)
Inventory	(5,088)	1,514	(7,276)	-	(10,850)
Loss carryforward	-	14,028	14,665	-	28,693
Financing costs	-	(2,738)	2,738	-	-
Intangible assets	(3,997)	1,592	(9,951)	-	(12,356)
Net deferred tax asset (liability)	-	419	(134)	(421)	(136)

Schedule of deductible temporary differences and unused tax losses
	July 31, 2022	July 31, 2021
	$	$
Deductible temporary differences	26,952	11,556
Taxable temporary differences	-	26,444
Investments	288,958	17,030
Losses carried forward	594,890	278,115
Research and development expenditures	3,148	1,817
Fixed Assets, intangibles and other assets	243,665	114,384
Financing costs	38,313	40,401
	1,195,926	489,747

Schedule of non-capital losses
$
2023	-
2024	-
2025	-
2026	-
2027	-
2028	946
2029	75
2030	2,867
2031	3,018
2032	2,489
2033	820
2034	2,240
2035	10,687
2036	23,807
2037	30,477
2038	8,028
2039	71,455
2040	148,402
2041	63,097
2042	232,499
Indefinite	5,637
606,544